WPG Partners Small Cap Value Diversified Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Communication Services - 1.8%
Cargurus, Inc. (a)	12,152	$459,589
Sirius XM Holdings, Inc. (b)	6,777	182,640
		642,229

Consumer Discretionary - 7.3%
ADT, Inc. (b)	55,841	425,508
Bowlero Corp. (b)	7,242	89,149
Dave & Buster's Entertainment, Inc. (a)(b)	12,268	482,378
Gentherm, Inc. (a)	5,535	233,024
Gildan Activewear, Inc.	10,387	515,403
Under Armour, Inc. - Class C (a)(b)	21,881	191,896
Wayfair, Inc. - Class A (a)(b)	7,065	326,686
Whirlpool Corp. (b)	2,936	327,129
		2,591,173

Consumer Staples - 3.6%
Grocery Outlet Holding Corp. (a)(b)	34,450	723,450
Nomad Foods Ltd.	30,224	553,402
		1,276,852

Energy - 8.0%
Antero Resources Corp. (a)	6,456	211,047
Atlas Energy Solutions, Inc. (b)	11,124	262,193
BKV Corp. (a)	10,471	229,943
DHT Holdings, Inc.	38,912	366,551
Kodiak Gas Services, Inc.	8,783	355,185
Kosmos Energy Ltd. (a)(b)	64,559	254,362
Scorpio Tankers, Inc.	9,547	483,651
SM Energy Co. (b)	4,681	211,534
Tidewater, Inc. (a)	3,112	160,953
Transocean Ltd. (a)(b)	43,651	192,064
Vermilion Energy, Inc. (b)	8,998	92,140
		2,819,623

Financials - 20.1%
AGNC Investment Corp. (b)	31,950	308,637
Axis Capital Holdings Ltd.	4,386	408,073
BGC Group, Inc. - Class A (b)	62,948	613,114
DigitalBridge Group, Inc.	6,538	85,648
Enterprise Financial Services Corp.	10,434	632,196
Fidelis Insurance Holdings Ltd.	22,578	463,526
First American Financial Corp. (b)	2,669	187,230
First BanCorp	16,445	340,083
First Commonwealth Financial Corp.	23,881	449,679
FirstCash Holdings, Inc.	2,377	258,760
Hanover Insurance Group, Inc.	3,372	556,414
Kemper Corp.	13,229	945,741
National Bank Holdings Corp. - Class A	7,636	364,543
Popular, Inc.	3,489	346,667
Prosperity Bancshares, Inc.	4,827	404,165
Webster Financial Corp.	11,916	736,170
		7,100,646

Health Care - 7.5%
Enovis Corp. (a)	19,026	928,659
Halozyme Therapeutics, Inc. (a)	3,167	152,649
Phreesia, Inc. (a)	19,493	409,938
Teleflex, Inc.	2,972	573,150
Tenet Healthcare Corp. (a)	4,248	606,105
		2,670,501

Industrials - 21.1%
ABM Industries, Inc. (b)	5,593	319,752
Air Lease Corp. (b)	11,614	591,152
Allison Transmission Holdings, Inc.	1,625	192,562
Arcosa, Inc. (b)	6,591	716,046
Beacon Roofing Supply, Inc. (a)	2,831	319,960
Bloom Energy Corp. - Class A (a)(b)	4,516	123,964
BrightView Holdings, Inc. (a)(b)	22,141	378,611
Clarivate PLC (a)(b)	108,293	620,519
Driven Brands Holdings, Inc. (a)	21,434	361,163
Embraer SA - ADR (a)(b)	3,557	135,984
Fluor Corp. (a)	6,399	359,176
ICF International, Inc.	2,411	334,092
IES Holdings, Inc. (a)	671	207,913
KBR, Inc. (b)	5,684	345,758
Knight-Swift Transportation Holdings, Inc.	6,300	373,968
Leonardo DRS, Inc. (a)	9,014	313,417
MasTec, Inc. (a)	3,286	473,381
Moog, Inc. - Class A	444	98,244
MYR Group, Inc. (a)	1,694	267,483
RXO, Inc. (a)(b)	9,862	297,339
Star Bulk Carriers Corp.	27,481	475,971
UFP Industries, Inc.	1,318	179,116
		7,485,571

Information Technology - 8.2%
BlackBerry Ltd. (a)(b)	168,641	433,407
Crane NXT Co. (b)	5,376	336,968
Diodes, Inc. (a)(b)	3,215	208,975
Ingram Micro Holding Corp. (a)(b)	7,370	175,553
NCR Voyix Corp. (a)(b)	15,652	227,111
Silicon Motion Technology Corp. - ADR (b)	8,005	424,825
Teradata Corp. (a)	2,995	92,545
Tower Semiconductor Ltd. (a)	13,482	635,407
Verint Systems, Inc. (a)	14,484	364,997
		2,899,788

Materials - 9.8%
Alcoa Corp.	8,973	416,616
Ardagh Metal Packaging SA	47,450	174,616
Ashland, Inc. (b)	5,642	440,415
Capstone Copper Corp. (a)	52,328	361,798
Commercial Metals Co.	3,418	210,856
Constellium SE (a)	26,906	329,868
ERO Copper Corp. (a)(b)	17,953	273,245
Huntsman Corp.	16,893	330,765
Summit Materials, Inc. - Class A (a)(b)	7,609	387,602
Tronox Holdings PLC	25,985	314,418
Warrior Met Coal, Inc. (b)	3,515	247,175
		3,487,374

Real Estate - 4.7%
Brixmor Property Group, Inc.	25,127	755,569
Equity Commonwealth (a)	17,251	350,885
Getty Realty Corp. (b)	16,603	545,907
		1,652,361

Utilities - 4.7%
ALLETE, Inc.	6,729	436,577
Portland General Electric Co.	12,353	591,956
Spire, Inc. (b)	7,073	517,673
Talen Energy Corp. (a)	487	104,418
		1,650,624
TOTAL COMMON STOCKS (Cost $27,276,746)		34,276,742

SHORT-TERM INVESTMENTS - 30.4%		Value
Investments Purchased with Proceeds from Securities Lending - 30.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.64% (c)	10,766,349	10,766,349
TOTAL SHORT-TERM INVESTMENTS (Cost $10,766,349)		10,766,349

TOTAL INVESTMENTS - 127.2% (Cost $38,043,095)		45,043,091
Liabilities in Excess of Other Assets - (27.2)%		(9,625,764)
TOTAL NET ASSETS - 100.0%		$35,417,327
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $10,503,145 which represented 29.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

WPG Partners Small Cap Value Diversified Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,276,742	$–	$–	$34,276,742
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	10,766,349
Total Investments	$34,276,742	$–	$–	$45,043,091

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $10,766,349 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.